Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Short-term bank deposits average interest rate	0.30%	2.29%
Short-trem bank deposits restriced against bank guarantees	$ 424
Income tax benefit realization threshold	50.00%
Capitalized computer software costs	8,224
Period that short-trem bank deposits restriced against bank guarantees	6 months
Grants received	660
Warranty period	24 months
Warranty expense (income)	(1,816)	(1,753)	(666)
Warranty provision	2,984	4,801
Allowance for doubtful accounts	6,519	5,435
Doubtful debt expenses	1,255	1,727	212
Trade receivables sold	19,730	15,126
Severance expense	2,588	1,489	1,637
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	5,996,622	5,743,458	5,154,612
Other-than-temporary impairment on marketable securities	2,108
Impairment of long lived assets	$ 2,559
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives	2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives	7 years